Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
1
Shares Security Description Value
Common Stock - 96.9%
Communication Services - 1.1%
3,575 Cardlytics, Inc.
(a)
$ 124,982
11,625 EverQuote, Inc., Class A
(a)
305,156
430,138
Consumer Discretionary - 10.2%
12,695 Chegg, Inc.
(a)
454,227
32,705 Crocs, Inc.
(a)
555,658
31,860 KB Home 576,666
8,270 Papa John's International, Inc. 441,370
11,385 Planet Fitness, Inc., Class A
(a)
554,450
9,640 Tempur Sealy International, Inc.
(a)
421,364
3,930 Texas Roadhouse, Inc. 162,309
2,845 Wingstop, Inc. 226,747
18,330 Winnebago Industries, Inc. 509,757
3,902,548
Consumer Staples - 3.9%
14,520 Freshpet, Inc.
(a)
927,392
8,215 Grocery Outlet Holding Corp.
(a)
282,103
10,835 The Hain Celestial Group, Inc.
(a)
281,385
1,490,880
Financial Services - 1.9%
7,033 Kinsale Capital Group, Inc. 735,159
Financials - 4.5%
5,595 eHealth, Inc.
(a)
787,888
10,030 Green Dot Corp., Class A
(a)
254,662
8,005 Palomar Holdings, Inc.
(a)
465,571
2,355 Primerica, Inc. 208,370
1,716,491
Health-Care - 21.9%
13,030 ACADIA Pharmaceuticals, Inc.
(a)
550,518
6,510 Apellis Pharmaceuticals, Inc.
(a)
174,403
2,635 Deciphera Pharmaceuticals, Inc.
(a)
108,483
2,560 Fate Therapeutics, Inc.
(a)
56,858
26,950 Horizon Therapeutics PLC
(a)
798,259
2,810 Karuna Therapeutics, Inc.
(a)
202,320
2,035 LHC Group, Inc.
(a)(b)
285,307
11,690 Momenta Pharmaceuticals, Inc.
(a)
317,968
3,910 MyoKardia, Inc.
(a)
183,301
6,580 Nevro Corp.
(a)
657,868
6,565 Omnicell, Inc.
(a)
430,533
13,285 Pacira BioSciences, Inc.
(a)
445,446
1,840 Penumbra, Inc.
(a)
296,847
3,000 Quidel Corp.
(a)
293,430
11,745 Repligen Corp.
(a)
1,133,862
5,610 Shockwave Medical, Inc.
(a)
186,140
16,490 Tabula Rasa HealthCare, Inc.
(a)
862,262
11,815 Tandem Diabetes Care, Inc.
(a)
760,295
2,755 Teladoc Health, Inc.
(a)
427,053
Shares Security Description Value
Health-Care - 21.9% (continued)
18,210 TG Therapeutics, Inc.
(a)
$ 179,186
8,350,339
Health-Care Biotechnology - 1.8%
4,440 CRISPR Therapeutics AG
(a)
188,300
16,950 Karyopharm Therapeutics, Inc.
(a)
325,610
11,055 Rocket Pharmaceuticals, Inc.
(a)
154,217
668,127
Health-Care Equipment - 0.6%
1,390 Insulet Corp.
(a)
230,295
Health-Care Life Sciences Tools - 1.0%
14,320 NeoGenomics, Inc.
(a)
395,375
Health-Care Services - 1.1%
2,275 Amedisys, Inc.
(a)
417,554
Industrials - 20.7%
13,045 Advanced Drainage Systems, Inc. 384,045
9,130 Aerojet Rocketdyne Holdings,
Inc.
(a)
381,908
3,840 Alaska Air Group, Inc.
(b)
109,325
10,895 Applied Industrial Technologies,
Inc. 498,119
17,820 Arcosa, Inc. 708,167
18,070 Casella Waste Systems, Inc.
(a)
705,814
9,515 Chart Industries, Inc.
(a)
275,745
6,045 Clean Harbors, Inc.
(a)
310,350
6,890 FTI Consulting, Inc.
(a)
825,215
7,385 Generac Holdings, Inc.
(a)
688,061
12,915 JetBlue Airways Corp.
(a)
115,589
3,415 John Bean Technologies Corp. 253,632
8,638 Mercury Systems, Inc.
(a)
616,235
6,265 Patrick Industries, Inc. 176,422
5,740 RBC Bearings, Inc.
(a)
647,415
5,455 SiteOne Landscape Supply, Inc.
(a)
401,597
9,785 Trex Co., Inc.
(a)
784,170
7,881,809
Information Technology - 18.5%
6,795 Avalara, Inc.
(a)
506,907
3,955 Bill.Com Holdings, Inc.
(a)
135,261
9,910 Blackline, Inc.
(a)
521,365
2,015 Cabot Microelectronics Corp. 229,992
1,835 Coupa Software, Inc.
(a)
256,405
8,525 Crowdstrike Holdings, Inc.,
Class A
(a)
474,672
20,555 Enphase Energy, Inc.
(a)
663,721
3,390 Everbridge, Inc.
(a)
360,560
6,775 Fabrinet
(a)
369,644
2,110 HubSpot, Inc.
(a)
281,031
3,923 Lumentum Holdings, Inc.
(a)
289,125

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 18.5% (continued)
9,050 ManTech International Corp.,
Class A $ 657,663
1,410 MongoDB, Inc.
(a)
192,521
4,090 Paylocity Holding Corp.
(a)
361,229
8,185 SolarEdge Technologies, Inc.
(a)
670,188
24,285 Ultra Clean Holdings, Inc.
(a)
335,133
6,585 Varonis Systems, Inc.
(a)
419,267
3,185 WEX, Inc.
(a)
332,992
7,057,676
Real Estate - 1.3%
8,770 QTS Realty Trust, Inc., Class A
REIT 508,748
Technology - 8.4%
3,100 Advanced Energy Industries, Inc.
(a)
150,319
13,145 Five9, Inc.
(a)
1,005,067
11,925 Inphi Corp.
(a)
944,102
14,255 Itron, Inc.
(a)
795,856
5,080 Q2 Holdings, Inc.
(a)
300,025
3,195,369
Total Common Stock (Cost $39,274,082) 36,980,508
Investments, at value - 96.9% (Cost
$39,274,082) $ 36,980,508
Other Assets & Liabilities, Net - 3.1% 1,182,854
Net Assets - 100.0% $ 38,163,362
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 36,980,508
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 36,980,508